Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We have not adopted any policies and practices on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company.